Assets and Liabilities for insurance and reinsurance contracts - Summary of new insurance contracts issued (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	S/ 13,058,772	S/ 12,522,352
Life Insurance Contracts Issued One [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	33,955	22,259
Life Insurance Contracts Issued One [Member] | Estimate of present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	978,623	871,097
Life Insurance Contracts Issued One [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	98,636	92,502
Life Insurance Contracts Issued One [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	1,077,259	963,599
Life Insurance Contracts Issued One [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	(1,402,760)	(1,224,494)
Life Insurance Contracts Issued One [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	18,385	13,417
Life Insurance Contracts Issued One [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	341,071	269,737
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	0	0
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	747,034	652,557
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	81,917	75,164
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	828,951	727,721
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	(1,185,466)	(1,008,629)
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	15,444	11,171
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	341,071	269,737
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	33,955	22,259
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	231,589	218,540
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	16,719	17,338
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	248,308	235,878
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	(217,294)	(215,865)
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	2,941	2,246
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	S/ 0	S/ 0